UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08765
______________________________________________

Managed High Yield Plus Fund Inc.
_____________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: May 31

Date of reporting period: February 28, 2007

Item 1.   Schedule of Investments

Managed High Yield Plus Fund Inc.
Schedule of investments—February 28, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Corporate bonds—139.88%

Apparel/textiles — 4.91%

7,150	Levi Strauss & Co.[1]	12/15/12	12.250	7,891,812

3,000	Propex Fabrics, Inc.[1]	12/01/12	10.000	2,595,000

4,158	Rafaella Apparel Group[1,2]	06/15/11	11.250	4,261,950

				14,748,762

Automotive — 8.32%

6,200	ArvinMeritor, Inc.[1]	09/15/15	8.125	6,293,000

5,250	Cooper Standard Automotive, Inc.[1]	12/15/14	8.375	4,410,000

4,000	Ford Motor Credit Co.[1,2]	09/15/10	9.750	4,285,768

3,000	General Motors[1]	07/15/33	8.375	2,782,500

3,000	HLI Operating Co., Inc.[1]	06/15/10	10.500	3,090,000

4,000	Stanadyne Corp.[1]	08/15/14	10.000	4,150,000

				25,011,268

Broadcasting — 4.29%

5,775	CMP Susquehanna[1,2]	05/15/14	9.875	5,933,813

1,000	Rainbow National Services LLC[1,2]	09/01/14	10.375	1,120,000

3,450	Sirius Satellite Radio[1]	08/01/13	9.625	3,484,500

2,358	Young Broadcasting, Inc.[1]	03/01/11	10.000	2,340,315

				12,878,628

Building materials — 7.45%

2,000	Coleman Cable, Inc.[1]	10/01/12	9.875	2,055,000

3,500	Collins & Aikman Floorcovering, Series B1	02/15/10	9.750	3,578,750

4,750	FastenTech, Inc.[1]	05/01/11	11.500	5,046,875

4,075	Interface, Inc.[1]	02/01/10	10.375	4,513,062

3,000	Masonite Corp.[2]	04/06/15	11.000	2,992,500

4,000	Scranton Products, Inc.[1]	07/01/13	10.500	4,190,000

				22,376,187

Cable — 0.92%

3,000	CCH I Holdings LLC[1]	05/15/14	10.000	2,760,000

Capital goods — 0.21%

576	Invensys PLC[1,2]	03/15/11	9.875	619,200

Managed High Yield Plus Fund Inc.
Schedule of investments—February 28, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Corporate bonds—(continued)

Chemicals — 9.83%

3,000	Equistar Chemicals LP1	09/01/08	10.125	3,172,500

2,000	Georgia Gulf Corp.[1,2]	10/15/14	9.500	1,970,000

3,000	Georgia Gulf Corp.[1,2]	10/15/16	10.750	2,940,000

1,500	Ineos Group Holdings PLC[1,2]	02/15/16	8.500	1,458,750

1,000	Millennium America, Inc.[1]	06/15/08	9.250	1,040,000

2,000	Momentive Performance[1,2]	12/01/14	10.125	2,105,000

1,000	Momentive Performance[1,2]	12/01/16	11.500	1,040,000

2,012	Montell Finance Co. BV1,2	03/15/27	8.100	2,012,000

5,225	Omnova Solutions, Inc.[1]	06/01/10	11.250	5,584,219

3,500	Polyone Corp.[1]	05/15/10	10.625	3,705,625

4,280	Rockwood Specialties Group, Inc.[1]	05/15/11	10.625	4,515,400

				29,543,494

Consumer products — 4.04%

2,500	Da-Lite Screen Co., Inc.[1]	05/15/11	9.500	2,618,750

3,480	Jafra Cosmetics International, Inc.[1]	05/15/11	10.750	3,688,800

1,000	Nutro Products, Inc.[1,2]	04/15/14	10.750	1,100,000

4,060	Prestige Brands, Inc.[1]	04/15/12	9.250	4,202,100

500	Sally Holdings LLC[1,2]	11/15/16	10.500	517,500

				12,127,150

Containers — 1.60%

3,000	Graham Packaging Co.[1]	10/15/14	9.875	3,090,000

2,000	Solo Cup Co.[1]	02/15/14	8.500	1,735,000

				4,825,000

Diversified media — 4.45%

4,100	Advanstar Communications, Inc.[1]	08/15/10	10.750	4,397,250

4,000	Affinion Group, Inc.[1]	10/15/13	10.125	4,320,000

4,500	Baker & Taylor, Inc.[1,2]	07/01/13	11.500	4,646,250

				13,363,500

Electronics — 1.37%

4,000	NXP BV/NXP Funding LLC[1,2]	10/15/15	9.500	4,130,000

Managed High Yield Plus Fund Inc.
Schedule of investments—February 28, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)		Value ($)

Corporate bonds—(continued)

Energy — 3.27%

5,750	Bluewater Finance Ltd.[1]	02/15/12	10.250		5,994,375

3,605	Giant Industries, Inc.[1]	05/15/12	11.000		3,830,313

					9,824,688

Entertainment — 0.32%

1,000	Imax Corp.[1]	12/01/10	9.625		956,250

Food & drug retailers — 3.08%

3,400	Jean Coutu Group PLC[1]	08/01/14	8.500		3,510,500

4,000	Rite Aid Corp.[1]	02/15/11	9.500		4,190,000

1,412	Susser Holdings LLC[1]	12/15/13	10.625		1,553,200

					9,253,700

Food/beverage/tobacco — 2.81%

1,000	Pinnacle Foods Holding[1]	12/01/13	8.250		1,075,000

3,000	Southern States Cooperative, Inc.[1,2]	11/01/10	10.500		3,195,000

4,500	Wornick Co.[1]	07/15/11	10.875		4,173,750

					8,443,750

Gaming — 11.47%

4,500	Circus & Eldorado Joint Venture[1]	03/01/12	10.125		4,727,835

4,400	Inn Of The Mountain Gods Resort & Casino[1]	11/15/10	12.000		4,796,000

6,000	Jacobs Entertainment, Inc.[1]	06/15/14	9.750		6,300,000

3,000	Little Traverse Bay Bands of Odawa Indians[1,2]	02/15/14	10.250		3,090,000

2,525	MTR Gaming Group, Inc., Series B1	04/01/10	9.750		2,644,937

3,200	Pokagon Gaming Authority[1,2]	06/15/14	10.375		3,504,000

2,750	River Rock Entertainment Authority[1]	11/01/11	9.750		2,935,625

6,350	Wheeling Island Gaming, Inc.[1]	12/15/09	10.125		6,461,125

					34,459,522

Healthcare — 6.43%

3,000	American Holding Co./EmCare Holding Co.[1]	02/15/15	10.000		3,300,000

4,750	Ameripath, Inc.[1]	04/01/13	10.500		5,130,000

2,000	Elan Finance PLC/Elan Finance Corp.[1,2]	12/01/13	9.496	[3]	2,030,000

4,000	Universal Hospital Services, Inc.[1]	11/01/11	10.125		4,250,000

4,500	US Oncology Holdings, Inc.[1]	03/15/15	10.675	[3]	4,601,250

					19,311,250

Managed High Yield Plus Fund Inc.
Schedule of investments—February 28, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Corporate bonds—(continued)

Homebuilders/real estate — 2.67%

2,000	Stanley Martin-Community LLC[1]	08/15/15	9.750	1,830,000

2,750	Structured Asset Securities Corp., Series 2006-S1, Class B2[1,2]	03/25/36	7.820 [3]	1,648,875

4,916	Technical Olympic USA, Inc.[1]	07/01/12	10.375	4,547,300

				8,026,175

Metals/mining — 3.00%

3,000	American Rock Salt Co. LLC[1]	03/15/14	9.500	3,045,000

2,300	Better Minerals & Aggregates Co.[4,5]	09/15/09	13.000	1,840,000

4,000	Neenah Corp.[1,2]	01/01/17	9.500	4,120,000

				9,005,000

Non-food & drug retailers — 4.76%

4,400	Brookstone Co., Inc.[1]	10/15/12	12.000	4,642,000

2,350	GameStop Corp.[1]	10/01/12	8.000	2,496,875

4,400	Gregg Appliances, Inc.[1]	02/01/13	9.000	4,576,000

2,455	Mothers Work, Inc.[1]	08/01/10	11.250	2,577,750

				14,292,625

Paper — 10.16%

5,000	Abitibi-Consolidated, Inc.[1]	08/01/10	8.550	5,125,000

3,500	Ainsworth Lumber[1]	10/01/12	7.250	2,730,000

3,000	Bowater, Inc.	10/15/12	9.500	3,180,000

2,242	Buckeye Technologies, Inc.[1]	09/15/08	9.250	2,242,000

5,000	Cellu Tissue Holdings, Inc.[1]	03/15/10	9.750	5,000,000

4,000	Exopack Holding Corp.[1]	02/01/14	11.250	4,320,000

1,000	Millar Western Forest[1]	11/15/13	7.750	942,500

1,000	Newpage Corp.[1]	05/01/13	12.000	1,090,000

5,500	Verso Paper Holdings LLC[1,2]	08/01/16	11.375	5,912,500

				30,542,000

Printing & publishing — 8.12%

2,250	American Color Graphics, Inc.[1]	06/15/10	10.000	1,755,000

4,000	American Media Operation, Series B1	05/01/09	10.250	3,820,000

3,500	Clarke American Corp.[1]	12/15/13	11.750	4,025,000

975	Hollinger, Inc.[1,2]	03/01/11	12.875	604,500

4,125	Quebecor World Capital Corp.[1,2]	03/15/16	8.750	4,217,812

Managed High Yield Plus Fund Inc.
Schedule of investments—February 28, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Corporate bonds—(continued)

Printing & publishing—(concluded)

5,500	Sheridan Acquisition Corp.[1]	08/15/11	10.250	5,747,500

3,250	Vertis, Inc.[1,2]	12/07/09	13.500	3,087,500

1,125	Vertis, Inc., Series B1	06/15/09	10.875	1,147,500

				24,404,812

Restaurants — 6.23%

4,500	Buffets, Inc.[1]	11/01/14	12.500	4,725,000

2,000	Friendly Ice Cream Corp.[1]	06/15/12	8.375	1,940,000

3,725	Restaurant Co.[1]	10/01/13	10.000	3,617,906

2,000	Sbarro, Inc.[1,2]	02/01/15	10.375	2,085,000

2,000	UNO Restaurants Holdings Corp.[1,2]	02/15/11	10.000	1,710,000

5,000	VICORP Restaurants, Inc.[1]	04/15/11	10.500	4,650,000

				18,727,906

Services — 7.12%

2,750	Ahern Rentals, Inc.[1]	08/15/13	9.250	2,880,625

4,000	Hertz Corp.[1]	01/01/16	10.500	4,560,000

3,500	HydroChem Industrial Services, Inc.[1,2]	02/15/13	9.250	3,605,000

5,250	Mobile Services Group, Inc.[1,2]	08/01/14	9.750	5,591,250

1,000	Monitronics International, Inc.[1]	09/01/10	11.750	1,020,000

3,500	Sunstate Equipment Co.[1,2]	04/01/13	10.500	3,745,000

				21,401,875

Steel — 0.60%

1,750	Edgen Acquisition Corp.[1]	02/01/11	9.875	1,791,563

Technology — 9.24%

1,200	Freescale Semiconductor[2]	12/15/14	8.875	1,216,500

5,000	Freescale Semiconductor[1,2]	12/15/16	10.125	5,118,750

5,000	Nortel Networks Ltd.[1,2]	07/15/13	10.125	5,500,000

1,000	Serena Software, Inc.[1]	03/15/16	10.375	1,082,500

4,000	SS&C Technologies, Inc.[1]	12/01/13	11.750	4,450,000

6,250	Sungard Data Systems, Inc.[1]	08/15/15	10.250	6,796,875

3,500	Unisys Corp.[1]	10/15/15	8.500	3,587,500

				27,752,125

Managed High Yield Plus Fund Inc.
Schedule of investments—February 28, 2007 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Corporate bonds—(concluded)

Telecommunications — 9.17%

3,608	Alamosa Delaware, Inc.[1]	07/31/10	11.000	3,869,735

6,000	American Cellular Corp., Series B	08/01/11	10.000	6,382,500

868	Centennial Cellular Operating Co. LLC[1]	12/15/08	10.750	870,170

3,000	Centennial Communications Corp.[1]	06/15/13	10.125	3,243,750

1,000	Citizens Communications[1]	08/15/31	9.000	1,107,500

2,000	Horizon PCS, Inc.[1]	07/15/12	11.375	2,220,000

3,000	Level 3 Communications, Inc.	03/01/10	11.500	3,330,000

1,750	US Unwired, Inc., Series B1	06/15/12	10.000	1,914,593

4,000	Wind Acquisition Finance SA1,2	12/01/15	10.750	4,610,000

				27,548,248

Transportation excluding air/rail — 1.02%

3,000	Navios Maritime Holdings[1,2]	12/15/14	9.500	3,082,500

Utilities — 3.02%

5,250	Mission Energy Holding Co.[1]	07/15/08	13.500	5,729,063

3,185	Reliant Energy, Inc.[1]	07/15/10	9.250	3,360,175

				9,089,238

Total corporate bonds (cost—$410,399,954)				420,296,416

Number of
shares

Common stocks*—0.01%

Energy — 0.00%

1,253	Orion Refining Corp.[4,5]	0

Restaurants — 0.00%

129	American Restaurant Group, Inc.[4,5]	0

Services — 0.00%

5,456	NCI Holdings, Inc.[4,5]	0

Telecommunications — 0.01%

636	American Tower Corp., Class A1	24,639

1,052	XO Holdings, Inc.[1]	4,786

		29,425

Total common stocks (cost—$2,716,866)		29,425

Preferred stock*—0.00%

Broadcasting — 0.00%

2,000,000	Adelphia Contingent Value Vehicle[4,5] (cost—$0)	0

Managed High Yield Plus Fund Inc.
Schedule of investments—February 28, 2007 (unaudited)

Number of
warrants		Value ($)

Warrants*—0.25%

Building materials — 0.00%

2,500	Dayton Superior Corp., strike @ $0.01 expires 06/15/09[5,6]	0

Energy — 0.25%

4,500	Key Energy Services, Inc., strike @ $4.88 expires 01/15/09[1]	762,750

Technology — 0.00%

3,000	Knology Holdings, Inc., strike @ $0.10 expires 10/22/07[5,6]	0

Telecommunications — 0.00%

4,950	Pathnet, Inc., strike @ $0.01, expires 04/15/08[4,5]	0

2,105	XO Holdings, Inc., Series A, strike @ $6.25, expires 01/16/10[1]	1,473

1,578	XO Holdings, Inc., Series B, strike @ $7.50, expires 01/16/10[1]	663

1,578	XO Holdings, Inc., Series C, strike @ $10.00, expires 01/16/10[1]	395

		2,531

Total warrants (cost—$51,560)		765,281

Principal
amount		Maturity	Interest
(000) ($)		date	rate (%)

Repurchase agreement—3.54%

10,629	Repurchase agreement dated 02/28/07 with State Street Bank & Trust Co., collateralized by $3,877,034 US Treasury Bonds, 7.500% to 8.875% due 11/15/16 to 08/15/17 and $5,914,209 US Treasury Notes 4.625% to 4.875% due 07/31/11 to 01/31/12 (value—$10,841,742); proceeds: $10,630,447 (cost—$10,629,000)	03/01/07	4.900	10,629,000

Total investments (cost—$423,797,380)[7,8] — 143.68%				431,720,122

Liabilities in excess of other assets — (43.68)%				(131,245,997)

Net assets — 100.00%				300,474,125

*	Non-income producing.

1	Entire or partial amount pledged as collateral for bank loan.

2	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 36.21% of net assets as of February 28, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Floating rate securities. The interest rates shown are the current rates as of February 28, 2007.

4	Illiquid securities representing 0.61% of net assets.

5	Security is being fair valued by a valuation committee under the direction of the board of directors.

6	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of February 28, 2007, are considered illiquid and restricted. (See table below for more information).

Managed High Yield Plus Fund Inc.
Schedule of investments—February 28, 2007 (unaudited)

			Acquisition
			cost as a		Value as a
	Acquisition	Acquisition	percentage of	Value at	percentage of
Restricted securities	date (s)	cost ($)	net assets (%)	02/28/07 ($)	net assets (%)

Dayton Superior Corp., warrants, expiring 06/15/09	06/09/00	46,550	0.02	0	0.00

Knology Holdings, Inc., warrants, expiring 10/22/07	06/08/98, 04/26/00	5,000	0.00	0	0.00

		51,550	0.02	0	0.00

7	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at February 28, 2007 were $15,873,436 and $7,950,694 respectively, resulting in net unrealized appreciation of investments of $7,922,742.

8	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the Nasdaq Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc., the investment manager and administrator of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange (“NYSE”), the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

Issuer breakdown by country of origin	Percentage of total investments (%)

United States	89.8

Canada	5.5

Cayman Islands	1.4

Luxembourg	1.1

Marshall Islands	0.7

United Kingdom	0.5

Ireland	0.5

Netherlands	0.5

100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated November 30, 2006.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Yield Plus Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	April 27, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 27, 2007